Summary Prospectus and
Prospectus Supplement

January 2, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 2, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses and Prospectuses dated April 30, 2018

Advantage Portfolio
Global Advantage Portfolio
Global Counterpoint Portfolio
Growth Portfolio
Small Company Growth Portfolio

Supplement dated January 2, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated June 12, 2018 and Prospectus dated June 7, 2018

Growth Portfolio
(Class IR)

Supplement dated January 2, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated October 5, 2018, as amended on December 14, 2018, and Prospectus dated October 5, 2018

Global Endurance Portfolio

All references to the "Growth team" are hereby deleted and replaced with the "Counterpoint Global team."

Please retain this supplement for future reference.

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